Share-based payments - Summary of Number and Weighted Average Remaining Contractual Life of Outstanding Share Options (Detail)	6 Months Ended	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares	Jun. 30, 2020 shares	Jun. 30, 2019 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | shares	621,755	246,663	391,817	701,272	947,948
Weighted average remaining contractual life	5 years 1 month 6 days	3 years 3 months 18 days	4 years 2 months 12 days	5 years 8 months 12 days
Hundred And Eighty Point Eighty P To Four Hundred And Sixty Four P [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Grant year	Prior to 2016	Prior to 2016
Number outstanding | shares	184,725	71,883	122,688	197,901
Weighted average remaining contractual life	2 years 10 months 24 days	1 year 6 months	2 years 2 months 12 days	3 years 4 months 24 days
Hundred And Eighty Point Eighty P To Four Hundred And Sixty Four P [Member] | Bottom of range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 180.8	$ 180.8
Hundred And Eighty Point Eighty P To Four Hundred And Sixty Four P [Member] | Top of range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	464	464
Five Hundred And Ninety Eight P [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 598	$ 598
Grant year	2016	2016
Number outstanding | shares	99,780	38,946	59,852	111,033
Weighted average remaining contractual life	4 years 9 months 18 days	2 years 9 months 18 days	3 years 9 months 18 days	5 years 3 months 18 days
Eight Hundred And Fifty One P [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 851	$ 851
Grant year	2017	2017
Number outstanding | shares	137,463	61,003	94,632	161,372
Weighted average remaining contractual life	5 years 9 months 18 days	3 years 9 months 18 days	4 years 9 months 18 days	6 years 3 months 18 days
Thousand And Twenty P [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 1,020	$ 1,020
Grant year	2018	2018
Number outstanding | shares	199,787	74,831	114,645	230,966
Weighted average remaining contractual life	6 years 9 months 18 days	4 years 9 months 18 days	5 years 9 months 18 days	7 years 3 months 18 days